Income Tax Expenses / (Benefit) (Details) - Schedule of Profit Before Income Tax Differs from the Theoretical Amount - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation between tax expenses and accounting profit at applicable tax rate
Profit before tax	$ 1,088,339	$ 903,490	$ 348,152
Tax at the domestic rates applicable to profits in the countries where the Group operates	185,018	153,593	59,185
Difference from the effect of tax rates in a foreign jurisdiction	10,583	(292)	12,058
Non-deductible expenses	11,084	1,483	(72,982)
Other Non-taxable Income	(12,990)	(12,634)	(12,969)
Changes in estimates related to prior years	30,607
Income tax expenses (benefit)	$ 224,302	$ 142,150	$ (14,708)